Stock Options Outstanding and Vested and Exercisable (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	3,860,611	2,418,397
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 3 months	9 years 4 months 24 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 8.84	$ 7.92
Shares Subject to Stock Options, Options Vested and Exercisable	897,369	189,459
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 4.66	$ 10.19
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	207,740	1,593,442
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 11 months 1 day	9 years 3 months 7 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 0.00	$ 6.09
Shares Subject to Stock Options, Options Vested and Exercisable	207,740	16,662
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 0.00	$ 6.09
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	181,833	279,139
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 11 months 1 day	9 years 7 months 13 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 0.04	$ 10.38
Shares Subject to Stock Options, Options Vested and Exercisable	181,833	155,340
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 0.04	$ 10.38
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	58,776	258,490
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 11 months 1 day	9 years 5 months 19 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 0.06	$ 11.64
Shares Subject to Stock Options, Options Vested and Exercisable	58,776	333
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 0.06	$ 11.64
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	1,562,442	287,326
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	8 years 9 months 7 days	9 years 10 months 6 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 6.09	$ 12.42
Shares Subject to Stock Options, Options Vested and Exercisable	165,953	17,124
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 6.09	$ 12.42
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	272,277
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 1 month 17 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 10.38
Shares Subject to Stock Options, Options Vested and Exercisable	160,722
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 10.38
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	251,047
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	8 years 10 months 13 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 11.64
Shares Subject to Stock Options, Options Vested and Exercisable	71,980
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 11.64
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	276,662
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 4 months 6 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 12.42
Shares Subject to Stock Options, Options Vested and Exercisable	12,668
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 12.42
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	524,850
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 8 months 1 day
Weighted-Average Exercise Price per Share, Options Outstanding	$ 13.11
Shares Subject to Stock Options, Options Vested and Exercisable	36,636
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 13.11
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	331,655
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 10 months 2 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 14.70
Shares Subject to Stock Options, Options Vested and Exercisable	1,061
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 14.70
Exercise Price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Stock Options Outstanding, Options Outstanding	193,329
Weighted-Average Remaining Contractual Life (Years), Options Outstanding	9 years 11 months 9 days
Weighted-Average Exercise Price per Share, Options Outstanding	$ 19.00
Weighted-Average Exercise Price per Share, Options Vested and Exercisable	$ 19.00